Basis of presentation for the consolidated financial statements - Subsidiaries (Details) $ in Thousands				12 Months Ended
	Apr. 30, 2024 USD ($) T	Mar. 27, 2024	Dec. 31, 2022	Dec. 31, 2024
SQM Nitratos S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Nitratos S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.9999%
SQM Nitratos S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.0001%
SQM Potasio S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Potasio S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Potasio S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Serv. Integrales De Tránsito Y Transf. S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Serv. Integrales De Tránsito Y Transf. S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.0003%
Serv. Integrales De Tránsito Y Transf. S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.9997%
Isapre Norte Grande Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Isapre Norte Grande Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				1.00%
Isapre Norte Grande Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.00%
Ajay SQM Chile S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				51.00%
Ajay SQM Chile S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				51.00%
Ajay SQM Chile S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Almacenes y Depósitos Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Almacenes y Depósitos Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				1.00%
Almacenes y Depósitos Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.00%
SQM Salar SpA.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Salar SpA. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Salar SpA. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Industrial S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Industrial S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.047%
SQM Industrial S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.953%
Exploraciones Mineras S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Exploraciones Mineras S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.2691%
Exploraciones Mineras S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.7309%
Sociedad Prestadora De Servicios De Salud Cruz Del Norte S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Sociedad Prestadora De Servicios De Salud Cruz Del Norte S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Sociedad Prestadora De Servicios De Salud Cruz Del Norte S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Soquimich Comercial S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				60.6383%
Soquimich Comercial S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Soquimich Comercial S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				60.6383%
Comercial Agrorama Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				60.6383%
Comercial Agrorama Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Comercial Agrorama Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				60.6383%
Comercial Hydro S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Comercial Hydro S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Comercial Hydro S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Agrorama S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				60.6383%
Agrorama S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Agrorama S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				60.6383%
Orcoma Estudios SPA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Orcoma Estudios SPA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Orcoma Estudios SPA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Orcoma SPA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Orcoma SPA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Orcoma SPA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM MaG SpA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM MaG SpA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM MaG SpA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Nueva Potasio SpA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Nueva Potasio SpA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.6703%
SQM Nueva Potasio SpA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.3297%
SQM Lab SpA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Lab SpA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Lab SpA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Sociedad Contractual Minera Búfalo
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Sociedad Contractual Minera Búfalo | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.90%
Sociedad Contractual Minera Búfalo | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.10%
SQM North América Corp.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM North América Corp. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				40.00%
SQM North América Corp. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				60.00%
RS Agro Chemical Trading Corporation A.V.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
RS Agro Chemical Trading Corporation A.V.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
RS Agro Chemical Trading Corporation A.V.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Nitratos Naturais do Chile Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Nitratos Naturais do Chile Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Nitratos Naturais do Chile Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Corporation N.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Corporation N.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.0002%
SQM Corporation N.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.9998%
SQM Ecuador S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Ecuador S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00401%
SQM Ecuador S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.996%
SQM Brasil Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Brasil Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.47%
SQM Brasil Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.53%
SQMC Holding Corporation.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQMC Holding Corporation. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.10%
SQMC Holding Corporation. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.90%
SQM Japan Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Japan Co. Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.1597%
SQM Japan Co. Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.8403%
SQM Europe N.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Europe N.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.58%
SQM Europe N.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.42%
SQM International N.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM International N.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM International N.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage			100.00%	0.00%
SQM Indonesia S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				80.00%
SQM Indonesia S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Indonesia S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				80.00%
North American Trading Company
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
North American Trading Company | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
North American Trading Company | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Virginia LLC
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Virginia LLC | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Virginia LLC | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage			100.00%	0.00%
SQM Comercial de México S.A. de C.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Comercial de México S.A. de C.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.01%
SQM Comercial de México S.A. de C.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.99%
SQM Investment Corporation N.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Investment Corporation N.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				1.00%
SQM Investment Corporation N.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.00%
Royal Seed Trading Corporation A.V.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Royal Seed Trading Corporation A.V.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				1.67%
Royal Seed Trading Corporation A.V.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				98.33%
SQM Lithium Specialties Limited Partnership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Lithium Specialties Limited Partnership | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Lithium Specialties Limited Partnership | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Comercial Caimán Internacional S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Comercial Caimán Internacional S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Comercial Caimán Internacional S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM France S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM France S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM France S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Administración y Servicios Santiago S.A. de C.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Administración y Servicios Santiago S.A. de C.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Administración y Servicios Santiago S.A. de C.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Nitratos México S.A. de C.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Nitratos México S.A. de C.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Nitratos México S.A. de C.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Soquimich European Holding B.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Soquimich European Holding B.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Soquimich European Holding B.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Iberian S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Iberian S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Iberian S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM África Pty Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM África Pty Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM África Pty Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Oceanía Pty Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Oceanía Pty Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Oceanía Pty Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Beijing Commercial Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Beijing Commercial Co. Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Beijing Commercial Co. Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Thailand Limited
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.998%
SQM Thailand Limited | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Thailand Limited | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.998%
SQM Colombia SAS
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Colombia SAS | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Colombia SAS | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Australia Pty
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Australia Pty | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Australia Pty | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM (Shanghai) Chemicals Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM (Shanghai) Chemicals Co. Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM (Shanghai) Chemicals Co. Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Soquimich LLC
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Soquimich LLC | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Soquimich LLC | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Holland B.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Holland B.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Holland B.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Soquimich Comercial Brasil Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Soquimich Comercial Brasil Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Soquimich Comercial Brasil Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Blue Energy Business and Trade (Shanghai) Co., Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Blue Energy Business and Trade (Shanghai) Co., Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Blue Energy Business and Trade (Shanghai) Co., Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Commercial Peru S.A.C.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage		100.00%		100.00%
SQM Commercial Peru S.A.C. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00001%
SQM Commercial Peru S.A.C. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.99999%
SQM India Private Limited
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM India Private Limited | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.0202%
SQM India Private Limited | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				99.9798%
Sichuan Dixin New Energy Co., Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Consideration paid (received)	$ 127,152
Liabilities incurred	12,489
Acquisitions through business combinations, intangible assets other than goodwill	$ 10,130
Production capacity, tons | T	20,000
Property, plant and equipment	$ 101,357
Identifiable intangible assets recognised as of acquisition date	12,861
Cash and cash equivalents	1,093
Current assets	33,056
Total liabilities	$ (21,215)
Sichuan Dixin New Energy Co., Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Sichuan Dixin New Energy Co., Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM (Shanghai) Industrial Co, Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM (Shanghai) Industrial Co, Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM (Shanghai) Industrial Co, Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Sociedad Quimica y Minera Maroc
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Sociedad Quimica y Minera Maroc | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Sociedad Quimica y Minera Maroc | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Lithium North America Corporation
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Lithium North America Corporation | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Lithium North America Corporation | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Lithium Europe NV
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Lithium Europe NV | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Lithium Europe NV | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Japan Lithium Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
SQM Japan Lithium Co. Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
SQM Japan Lithium Co. Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%
Harding Battery Minerals (Novo JV)
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				75.00%
Harding Battery Minerals (Novo JV) | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				0.00%
Harding Battery Minerals (Novo JV) | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				75.00%